Acquisitions - Summary of Allocation of Purchase Price (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Jul. 19, 2016	Apr. 07, 2016
Business Acquisition [Line Items]
Goodwill	$ 3,686
iMobileMagic - Mobile Experiences LDA [Member]
Business Acquisition [Line Items]
Cash and cash equivalents		$ 23
Short term investments		1
Accounts receivable		156
Prepaids and other current assets		8
Intangible assets		683
Goodwill		1,695
Total assets		2,566
Accounts payable		13
Accrued liabilities		64
Deferred tax liability		171
Total liabilities		248
Total purchase price		$ 2,318
Birdstep Technology AB [Member]
Business Acquisition [Line Items]
Cash and cash equivalents			$ 73
Accounts receivable			99
Income tax receivable			103
Prepaids and other current assets			311
Equipment and improvements			30
Intangible assets			670
Goodwill			1,991
Total assets			3,277
Accounts payable			223
Accrued liabilities			421
Deferred revenue			486
Deferred tax liability			147
Total liabilities			1,277
Total purchase price			$ 2,000